Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
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Cash and Cash Equivalents
5.	Cash and Cash Equivalents
Cash and cash equivalents as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018		2019
Cash	￦	1,668	2,081
Demand deposits and checking accounts		1,471,891	1,581,428
Time deposits		538,130	701,865
Other cash equivalents		632,176	1,229,498

	￦	2,643,865	3,514,872

In connection with the jointly held accounts of joint operations and others, as of December 31, 2019, cash and cash equivalents amounting to
￦
1,699 million of POSCO ENGINEERING & CONSTRUCTION CO., LTD., a subsidiary of the Company, is restricted in use.